SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

21. SEGMENT REPORTING

The Company’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”) who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Company.

The Company determined that it operated in one operating segment includes the manufacture, commercialization and distribution of a wide variety of battery cells and battery packs for use in a wide array of applications.

The Company primarily operates in the PRC and substantially all of the Company’s long-lived assets are located in the PRC.

	For the Years Ended December 31
	2024	2023	2022

Revenues	$386,940	$3,162,739	$6,815,548
Less:
Cost of revenues (i)	513,577	2,780,959	4,458,501
Cost of revenue – idle capacity (ii)	83,636	675,678	569,618
Reversal from and provision for credit losses	2,763,188	(301,002)	1,211,221
Provision for and reversal from obsolete inventory	(773,119)	184,712	323,802
Provision for and reversal from warranty liability	(674,122)	42,176	256,433
Staff cost	868,477	2,884,221	2,635,621
Lease expense	1,601,458	1,619,897	2,117,011
Depreciation and amortization expense	1,713,096	1,385,840	1,998,487
Impairment loss of property, plant and equipment	10,350,589
Professional fee	2,266,197	-	-
Relocation and demolition fees	-	-	225,327
Interest expense	343,461	99,229	526,999
Charges of legal compensation and contract default penalty expense	436,809	30,295	1,007,950
Earnout shares	9,000,000	-
Income tax expense	-	-	2,208
Other segment items*	2,007,197	1,206,735	1,250,742

Segment net loss	(30,113,504)	(7,446,001)	(9,768,372)

Consolidated net loss	$(30,113,504)	$(7,446,001)	$(9,768,372)

Consolidated total assets	$26,631,087	$37,503,085	$44,546,820

(i)	Cost of revenues excludes provision of obsolete inventory, staff cost, depreciation and amortization expense, and lease expense which are separately listed above.

(ii)	Cost of revenue – idle capacity excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above, which was calculated by the monthly actual expenses times (x) monthly capacity utilization ratio.

*	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).